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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -----

This  Amendment (Check only one.):   [ ] is a  restatement
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Cincinnati Indemnity Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-10756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth W. Stecher
Title:   Chief Financial Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth W. Stecher             Fairfield, Ohio           August 10, 2007
-------------------------------    ----------------------    -------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                         1

Form 13F Information Table Entry Total:                   5

Form 13F Information Table Value Total               18,873
                                                  (thousands)

List of Other Included Managers:

     No.   File No.    Name

     01    028-10798   Cincinnati Financial Corporation

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
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                                COLUMN 2   COLUMN 3    COLUMN 4    COLUMN 5          COLUMN 6      COLUMN 7  COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                 TITLE                             SHARES/    SH/   INVESTMENT       OTH
ISSUER                         OF CLASS      CUSIP     FMV(000)   PRINCIPAL   PRN      DIS           MGRS     SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORPORATION        COMMON      30231G102     8,556     102,000    SH    SHARED-OTHER      01       --     102,000    --
GENERAL ELECTRIC CO            COMMON      369604103     1,914      50,000    SH    SHARED-OTHER      01       --      50,000    --
GENUINE PARTS CO               COMMON      372460105       744      15,000    SH    SHARED-OTHER      01       --      15,000    --
JOHNSON & JOHNSON              COMMON      478160104     1,541      25,000    SH    SHARED-OTHER      01       --      25,000    --
PROCTER & GAMBLE CORPORATION   COMMON      742718109     6,119     100,000    SH    SHARED-OTHER      01       --     100,000    --

                                                        18,873

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